Related party transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related party transactions [Abstract]
Transactions with related parties	$ 0	$ 0
Trade receivables from related parties	0	0
Trade payables to related parties	0	0
Loans from related parties	0	0
Loans to related parties	$ 0	$ 0